UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2005

Check here if Amendment [ X ]; Amendment Number:  1
         This Amendment (Check only one.):  [ X ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                      Metropolitan Capital Advisors, Inc.
Address:                   660 Madison Avenue, 20th Floor
                           New York, NY 10021


Form 13F File Number:      028-10700


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Karen Finerman
Title:    President
Phone:    (212) 486-8100

Signature, Place, and Date of Signing:

 /s/ Karen Finerman             New York, NY                      12/2/2005
-------------------------    ------------------------         --------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE.  (Check here if no holdings  reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      None

Form 13F Information Table Entry Total:                 77

Form 13F Information Table Value Total:                 $440,298
                                                        (thousands)

List of Other Included Managers:                        None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        None

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
                           FORM 13F INFORMATION TABLE
         Name of Reporting Manager: Metropolitan Capital Advisors, Inc.

Column 1                   Column 2   Column 3   Column 4       Column 5            Column 6       Column 7         Column 8

                            Title
                              of       CUSIP       Value       Amount and           Investment      Other         Voting Authority
Name of Issuer              Class      Number     ($1,000)   Type of Security       Discretion     Managers           (Shares)
                                                           Shares or
                                                           Principal   SH/   PUT/
                                                            Amount     PRN   CALL                              Sole    Shared  None
AK Steel Holding Corp      COM         001547108     683     79,700    SH          SHARED-DEFINED              79,700
Albertson's Inc            COM         013104104   4,212    164,200    SH    CALL  SHARED-DEFINED             164,200
Allstate Corp              COM         020002101   8,476    153,300    SH    CALL  SHARED-DEFINED             153,300
Amphenol Corp              CL A        032095101   8,596    213,100    SH          SHARED-DEFINED             213,100
Astec Industries Inc       COM         046224101   5,249    184,900    SH          SHARED-DEFINED             184,900
ATI Technologies Inc       COM         001941103   7,153    513,100    SH          SHARED-DEFINED             513,100
Autozone Inc               COM         053332102  14,860    178,500    SH          SHARED-DEFINED             178,500
B.F. Goodrich & Co         COM         382388106   1,378     31,080    SH          SHARED-DEFINED              31,080
Bank of America            COM         060505104  12,900    306,415    SH          SHARED-DEFINED             306,415
Bank of America            COM         060505104   3,751     89,100    SH    CALL  SHARED-DEFINED              89,100
Bennett Environmental      COM         081906109   1,974    695,900    SH          SHARED-DEFINED             695,900
Blockbuster Inc            CL A        093679108      83     17,500    SH    CALL  SHARED-DEFINED              17,500
Blockbuster Inc            CL A        093679108      56     11,800    SH    PUT   SHARED-DEFINED              11,800
Blockbuster Inc            CL B        093679207   8,086  1,804,800    SH          SHARED-DEFINED           1,804,800
Bowater Inc                COM         102183100   5,368    189,900    SH          SHARED-DEFINED             189,900
Cablevision Systems Corp   CL A NY CAB 12686C109  17,098    557,500    SH    CALL  SHARED-DEFINED             557,500
CF Industries Hldgs Inc    COM         125269100   3,526    238,100    SH          SHARED-DEFINED             238,100
Chiron Corp                COM         170040109   3,418     78,300    SH          SHARED-DEFINED              78,300
Citigroup Inc              COM         172967101  14,562    319,912    SH          SHARED-DEFINED             319,912
Citigroup Inc              COM         172967101   3,400     74,700    SH    CALL  SHARED-DEFINED              74,700
Comcast Corp               CL A        20030N101   7,897    268,800    SH          SHARED-DEFINED             268,800
Dade Behring Holdings Inc  COM         23342J206  14,770    402,900    SH          SHARED-DEFINED             402,900
Delta Apparel Inc          COM         247368103     445     31,100    SH          SHARED-DEFINED              31,100
Digitas Inc                COM         25388K104   7,773    684,200    SH          SHARED-DEFINED             684,200
DIRECTV Group Inc          COM         25459L106   6,212    414,700    SH          SHARED-DEFINED             414,700
Dolby Laboratories         COM         25659T107   6,291    393,200    SH          SHARED-DEFINED             393,200
Energizer Holdings Inc     COM         29266R108   2,024     35,700    SH    PUT   SHARED-DEFINED              35,700
Energizer Holdings Inc     COM         29266R108   1,293     22,800    SH    CALL  SHARED-DEFINED              22,800
Federal Express            COM         31428X106   5,829     66,900    SH          SHARED-DEFINED              66,900
First Acceptance Corp      COM         318457108   1,541    152,400    SH          SHARED-DEFINED             152,400
First Avenue Networks      COM         31865X106   4,157    640,500    SH          SHARED-DEFINED             640,500
First Data  Corp           COM         319963104  17,308    432,700    SH          SHARED-DEFINED             432,700
Foot Locker                COM         344849104   4,406    200,800    SH          SHARED-DEFINED             200,800
Freescale Semiconductor    COM CL A    35687M107   6,831    291,800    SH          SHARED-DEFINED             291,800
Freescale Semiconductor    CL B        35687M206   6,881    291,800    SH          SHARED-DEFINED             291,800
General Cable Corp         COM         369300108   6,396    380,700    SH          SHARED-DEFINED             380,700
General Electric Co        COM         35687M107   1,125     33,400    SH          SHARED-DEFINED              33,400
General Motors Corp        DEB SR CV C 35687M206  10,041    508,400    SH          SHARED-DEFINED             508,400
Golar LNG Ltd              SHS         G9456A100   7,413    572,900    SH          SHARED-DEFINED             572,900
GTECH Holdings Corp        COM         400518106   3,594    112,100    SH          SHARED-DEFINED             112,100

Guidant Corp               COM         401698105   4,547     66,000    SH          SHARED-DEFINED              66,000
Guidant Corp               COM         401698105   7,309    106,100    SH    CALL  SHARED-DEFINED             106,100
Guidant Corp               COM         401698105   4,547     66,000    SH    PUT   SHARED-DEFINED              66,000
Hospira Inc                COM         441060100   8,272    201,900    SH          SHARED-DEFINED             201,900
Hudson City Bancorp Inc    COM         443683107   5,065    425,600    SH          SHARED-DEFINED             425,600
IDX Systems Corp           COM         449491109   3,023     70,000    SH          SHARED-DEFINED              70,000
International Paper Co     COM         460146103   1,004     33,700    SH          SHARED-DEFINED              33,700
J. P. Morgan               COM         46625H100  12,171    358,700    SH          SHARED-DEFINED             358,700
Johnson & Johnson          COM         478160104   1,462     23,100    SH          SHARED-DEFINED              23,100
McDonald's Corporation     COM         580135101   9,886    295,200    SH          SHARED-DEFINED             295,200
New Century Financial Corp COM         6435EV108   1,861     51,300    SH          SHARED-DEFINED              51,300
New Century Financial Corp COM         6435EV108   2,426     66,900    SH    PUT   SHARED-DEFINED              66,900
Nisource Inc               COM         65473P105     912     37,600    SH          SHARED-DEFINED              37,600
Northrop Grumman Corp      COM         666807102   2,426     45,400    SH          SHARED-DEFINED              45,400
Perry Ellis International  COM         288853104   1,749     80,449    SH          SHARED-DEFINED              80,449
Priority Healthcare Corp   CL B        74264T102   5,232    187,800    SH          SHARED-DEFINED             187,800
Procter & Gamble Co        COM         742718109  11,844    199,200    SH          SHARED-DEFINED             199,200
Procter & Gamble Co        COM         742718109  11,862    199,500    SH    CALL  SHARED-DEFINED             199,500
Regions Financial Corp     COM         7591EP100   1,245     40,000    SH          SHARED-DEFINED              40,000
Rocky Shoes & Boots        COM         774830103     719     25,130    SH          SHARED-DEFINED              25,130
RTI International Metals,  COM         74973W107   1,609     40,900    SH          SHARED-DEFINED              40,900
Shoe Pavilion Inc          COM         824894109     686    145,898    SH          SHARED-DEFINED             145,898
Shurgard Storage Centers   COM         82567D104   6,883    123,200    SH          SHARED-DEFINED             123,200
Tenet Healthcare           COM         88033G100   3,362    299,400    SH    CALL  SHARED-DEFINED             299,400
The Timberland Company     CL A        887100105   6,911    204,600    SH          SHARED-DEFINED             204,600
The Timberland Company     CL A        887100105   5,986    177,200    SH    PUT   SHARED-DEFINED             177,200
Time Warner Inc            COM         887317105   1,507     83,200    SH          SHARED-DEFINED              83,200
Time Warner Inc            COM         887317105   6,386    352,600    SH    CALL  SHARED-DEFINED             352,600
Tommy Hilfiger Corp        COM         G8915Z102   7,939    457,600    SH          SHARED-DEFINED             457,600
Tyco International Ltd     COM         902124106   9,319    334,600    SH          SHARED-DEFINED             334,600
Tyco International Ltd     COM         902124106   8,553    307,100    SH    CALL  SHARED-DEFINED             307,100
US Bancorp                 COM NEW     902973304   4,088    145,600    SH          SHARED-DEFINED             145,600
Viacom                     CL B        925524308   8,804    266,700    SH          SHARED-DEFINED             266,700
Viacom                     CL B        925524308  18,756    568,200    SH    CALL  SHARED-DEFINED             568,200
Vodafone Airtouch PLC      ADR         92857W100     605     23,300    SH          SHARED-DEFINED              23,300
Wal-Mart Stores Inc        COM         931142103   1,968     44,900    SH          SHARED-DEFINED              44,900
Yellow Roadway Corp        COM         985577105   2,320     56,007    SH          SHARED-DEFINED              56,007

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